Revenue - Schedule of Future Minimum Revenues Received Based on Segment (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Segment Reporting Information Revenue [Line Items]
2022	$ 1,671.7
2023	1,532.2
2024	1,238.2
2025	862.0
2026	516.4
Thereafter	737.8
Future minimum revenues receivable	6,558.3
Containership Leasing
Segment Reporting Information Revenue [Line Items]
2022	1,537.8
2023	1,467.1
2024	1,238.2
2025	862.0
2026	516.4
Thereafter	737.8
Future minimum revenues receivable	6,359.3
Mobile Power Generation
Segment Reporting Information Revenue [Line Items]
2022	133.9
2023	65.1
2024	0.0
2025	0.0
2026	0.0
Thereafter	0.0
Future minimum revenues receivable	$ 199.0